Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Government securities [member] | Consolidation bonds in pesos 8 Series - Maturity: 10-04-2022 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-04-2022
Government securities [member] | Debt Securities of Province of Ro Negro in pesos - Badlar Private + 500 basis point - Maturity: 07-06-2020 [member] | Level 2 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-06-2020
Debt securities at fair value through profit or loss, interest rate basis	Badlar Private + 500 basis
Government securities [member] | National treasury bills capitalized in pesos - Maturity: 01-31-2019 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-31-2019
Government securities [member] | National treasury bills capitalized in pesos - Maturity: 02-28-2019 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-28-2019
Government securities [member] | Debt Securities of Province of Buenos Aires in pesos - Badlar Private + 375 basis point - Maturity: 04-12-2025 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-12-2025
Debt securities at fair value through profit or loss, interest rate basis	Badlar Private + 375 basis point
Government securities [member] | Federal government treasury bonds in pesos - Maturity: 10-03-2021 [member] | Level 2 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-03-2021
Government securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 07-22-2021 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-22-2021
Government securities [member] | Federal government bonds in US dollars at 8.75% - Maturity: 05-07-2024 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-07-2024
Debt securities at fair value through profit or loss, interest rate	8.75%
Government securities [member] | International bonds of the Argentina Republic in US dollars at 7.5% - Maturity: 04-22-2026 [member] | Level 2 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-22-2026
Debt securities at fair value through profit or loss, interest rate	7.50%
Government securities [member] | Consolidation bonds in pesos 6 Series at 2% - Maturity: 03-15-2024 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-15-2024
Debt securities at fair value through profit or loss, interest rate	2.00%
Government securities [member] | National treasury bills capitalized in pesos - Maturity: 03-29-2019 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-29-2019
Private securities [member] | Debt Securities of Financial Trusts Megabono Series 180 Class A - Maturity: 12-24-2019 [member] | Level 3 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-24-2019
Private securities [member] | Debt Securities of Financial Trusts PVCRED Series 038 Class A - Maturity: 08-12-2019 [member] | Level 3 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-12-2019
Private securities [member] | Debt Securities of Financial Trusts Consubond Series 149 Class A - Maturity: 10-25-2019 [member] | Level 3 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-25-2019
Private securities [member] | Debt Securities of Financial Trusts Chubut Regalas Hidrocarburferas - Maturity: 07-01-2020 [member] | Level 3 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-01-2020
Private securities [member] | Debt Securities of Financial Trusts Consubond Series 147 Class A - Maturity: 12-26-2019 [member] | Level 3 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-26-2019
Private securities [member] | Corporate Bonds John Deere Credit financial company Series A Class 016 -Maturity: 04-06-2019 [member] | Level 2 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-06-2019
Private securities [member] | Debt Securities of Financial Trusts Secubono Series 180 - Maturity: 11-28-2019 [member] | Level 3 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-28-2019
Private securities [member] | Corporate Bonds Banco de Inversin y Comercio Exterior SA Class 006 -Maturity: 06-27-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-27-2020
Private securities [member] | Corporate Bonds Province of Buenos Aires Class 2 - Maturity: 11-08-2019 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-08-2019